Earnings per share (EPS)	12 Months Ended
Mar. 31, 2022
Earnings per share [abstract]
Earnings per share (EPS)
8. Earnings per share (EPS)

EPS is the amount of profit after tax attributable to each ordinary share. Basic EPS is calculated on profit after tax for the year attributable to equity shareholders divided by the weighted average number of shares in issue during the year. Diluted EPS shows what the impact would be if all outstanding share options were exercised and treated as ordinary shares at year end. The weighted average number of shares is increased by additional shares issued as scrip dividends and reduced by shares repurchased by the Company during the year. The earnings per share calculations are based on profit after tax attributable to equity shareholders of the Company which excludes non-controlling interests.
Adjusted earnings and EPS, which exclude exceptional items and remeasurements, are provided to reflect the adjusted profit sub-totals used by the Company. We have included reconciliations from this additional EPS measure to earnings for both basic and diluted EPS to provide additional detail for these items. For further details of exceptional items and remeasurements, see note 5.
(a) Basic EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2022	2022	2021[1]	2021[1]	2020[1]	2020[1]
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	2,210	61.4	1,293	36.7	1,600	46.2
Exceptional items and remeasurements after tax from continuing operations (see note 5)	(28)	(0.8)	10	0.3	(571)	(16.5)
Earnings from continuing operations	2,182	60.6	1,303	37.0	1,029	29.7
Adjusted earnings from discontinued operations (see note 10)	344	9.6	340	9.7	317	9.2
Exceptional items and remeasurements after tax from discontinued operations	(173)	(4.8)	(3)	(0.1)	(82)	(2.4)
Earnings from discontinued operations	171	4.8	337	9.6	235	6.8
Total adjusted earnings	2,554	71.0	1,633	46.4	1,917	55.4
Total exceptional items and remeasurements after tax (including discontinued operations)	(201)	(5.6)	7	0.2	(653)	(18.9)
Total earnings	2,353	65.4	1,640	46.6	1,264	36.5

		2022		2021		2020
		millions		millions		millions
Weighted average number of ordinary shares – basic		3,599		3,523		3,461
1.    Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
(b) Diluted EPS

	Earnings	EPS	Earnings	EPS	Earnings	EPS
	2022	2022	2021[1]	2021[1]	2020[1]	2020[1]
	£m	pence	£m	pence	£m	pence
Adjusted earnings from continuing operations	2,210	61.1	1,293	36.5	1,600	46.0
Exceptional items and remeasurements after tax from continuing operations (see note 5)	(28)	(0.8)	10	0.3	(571)	(16.4)
Earnings from continuing operations	2,182	60.3	1,303	36.8	1,029	29.6
Adjusted earnings from discontinued operations	344	9.5	340	9.6	317	9.1
Exceptional items and remeasurements after tax from discontinued operations (see note 10)	(173)	(4.8)	(3)	(0.1)	(82)	(2.4)
Earnings from discontinued operations	171	4.7	337	9.5	235	6.7
Total adjusted earnings	2,554	70.6	1,633	46.1	1,917	55.1
Total exceptional items and remeasurements after tax (including discontinued operations)	(201)	(5.6)	7	0.2	(653)	(18.8)
Total earnings	2,353	65.0	1,640	46.3	1,264	36.3

		2022		2021		2020
		millions		millions		millions
Weighted average number of ordinary shares – diluted		3,616		3,540		3,478
1.    Comparative amounts have been re-presented to reflect the classification of the UK Gas Transmission business as a discontinued operation. See notes 1 and 10 for further information.
(c) Reconciliation of basic to diluted average number of shares

	2022	2021	2020
	millions	millions	millions
Weighted average number of ordinary shares – basic	3,599	3,523	3,461
Effect of dilutive potential ordinary shares – employee share plans	17	17	17
Weighted average number of ordinary shares – diluted	3,616	3,540	3,478